Supplemental Financial Information (unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Information
Operating revenue	$ 492,986,000	$ 549,322,000	$ 484,551,000	$ 435,494,000	$ 433,975,000	$ 455,859,000	$ 395,015,000	$ 365,609,000	$ 1,962,353,000	$ 1,650,459,000	$ 1,310,093,000
Operating income (loss)	12,237,000	74,933,000	29,328,000	12,900,000	34,462,000	60,947,000	(70,181,000)	(4,945,000)	129,398,000	20,283,000	91,278,000
Nonoperating income (loss)	(18,422,000)	(1,130,000)	(23,019,000)	(1,041,000)	(1,783,000)	(13,621,000)	(12,392,000)	6,431,000	(43,612,000)	(21,365,000)	(9,289,000)
Net Income (Loss)	(3,408,000)	45,483,000	3,904,000	7,258,000	20,921,000	25,617,000	(50,042,000)	855,000	53,237,000	(2,649,000)	110,255,000
Net income (loss) per common stock share:
Basic (in dollars per share)	$ (0.07)	$ 0.88	$ 0.08	$ 0.14	$ 0.41	$ 0.50	$ (0.99)	$ 0.02	$ 1.04	$ (0.05)	$ 2.15
Diluted (in dollars per share)	$ (0.07)	$ 0.86	$ 0.07	$ 0.14	$ 0.40	$ 0.50	$ (0.99)	$ 0.02	$ 1.01	$ (0.05)	$ 2.10
Purchase agreement
Lease termination charges										70,014,000
Adjustment for accounting of sale of mileage credits
Purchase agreement
Net frequent flyer pre-tax adjustment	7,300,000
Deferral period, before error correction adjustment	19 months
Deferral period, after error correction adjustment	22 months
Boeing 717-200
Purchase agreement
Number of aircraft purchased under a purchase agreement with the lessor							15
Lease termination charges							$ 70,000,000